Condensed Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency translation differences	Total
Balance, beginning of period at Dec. 31, 2024	SFr 2,226	SFr 478,506	SFr (218)	SFr (368,239)	SFr (5)	SFr 112,270
Loss for the period				(40,218)		(40,218)
Other comprehensive income/(loss)					9	9
Total comprehensive loss, net of tax				(40,218)	9	(40,209)
Share-based payments				2,679		2,679
Issuance of shares, net of transaction costs:
Restricted share awards	10	1,172		(1,181)		1
Exercise of options	0	2				2
Balance, end of period at Jun. 30, 2025	2,236	479,680	(218)	(406,959)	4	74,743
Balance, beginning of period at Dec. 31, 2025	2,253	481,863	(218)	(439,021)	7	44,884
Loss for the period				(12,927)		(12,927)
Other comprehensive income/(loss)					2	2
Total comprehensive loss, net of tax				(12,927)	2	(12,925)
Share-based payments				2,628		2,628
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		563	5			568
Issuance of shares, net of transaction costs:
Restricted share awards	10	1,110		(1,120)
Exercise of options	0	14				14
Balance, end of period at Jun. 30, 2026	SFr 2,263	SFr 483,550	SFr (213)	SFr (450,440)	SFr 9	SFr 35,169